Cover	Sep. 04, 2025	Jun. 26, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Sep. 04, 2025
Registrant Name		American Outdoor Brands, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39366
Entity Tax Identification Number		84-4630928
Entity Address, Postal Zip Code		65202
Entity Address, State or Province		MO
Central Index Key		0001808997
Amendment Flag		false
Entity Address, City or Town		Columbia
Entity Address, Address Line One		1800 North Route Z
City Area Code		800
Local Phone Number		338-9585
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, Par Value $0.001 per Share
Trading Symbol		AOUT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		true